N-2	May 10, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001508655
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of the May 9, 2023 closing price of $18.19):
Sales load	1.484	% (1)
Offering expenses	0.611	% (2)
Dividend reinvestment plan expenses	None	(3)
(1)
The sales load (underwriting discount or commission) with respect to the shares of common stock sold in this offering, which is a one-time
fee paid to the underwriters, is the only sales load paid in connection with this offering.

(2)	Amount reflects estimated offering expenses of approximately $ 0.5 millio n.
(3)
The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. The plan administrator’s fees will be paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan, except that if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan,” in the accompanying prospectus.

Sales Load [Percent]	1.484%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.611%	[3]
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of net assets attributable to common stock) (4) :
Management Fee payable under the Investment Advisory Agreement	3.17	% (5)
Incentive Fee payable under the Investment Advisory Agreement	2.80	% (6)
Interest payments on borrowed funds	7.99	% (7)
Other expenses	0.99	% (8)
Total annual expenses	14.94%
(4)	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $1,356.0 million as of March 31, 2023.
(5)
The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement (as defined in the accompanying prospectus). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2022 Annual Report and in Note 3 to our consolidated financial statements in our 2022 Annual Report and 1Q 2023 Quarterly Report.

The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the three months ended March 31, 2023 bears to our net assets attributable to common stock (rather than our gross assets).
From time to time, our Adviser voluntarily has waived certain Management Fees. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Management Fees
” in Part II, Item 2 of our 1Q 2023 Quarterly Report. The above estimates are based on our actual Management Fees for the three months ended March 31, 2023. For the three months ended March 31, 2023, Management Fees of $0.3 million were waived consisting solely of Management Fees pursuant to the Leverage Waiver.
The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters. The Adviser waived Management Fees of $0.3 million for the three months ended March 31, 2023 pursuant to the Leverage Waiver. The Adviser did not waive Management Fees for the three months ended March 31, 2022.

(6)
We may have capital gains and interest income that could result in the payment of an Incentive Fee to the Adviser in the twelve months after the date of this prospectus supplement. The Incentive Fee payable in the example below is based upon our actual results for the three months ended March 31, 2023 and assumes that the Incentive Fee is 17.5% for all relevant periods. However, the Incentive Fee payable to the Adviser is based on our performance and will not be paid unless we achieve certain goals.

The Incentive Fee consists of two parts, as follows:

(i)
The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive
Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive
Fee net investment income for that quarter and, for
pre-Incentive
Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive
Fee net investment income for that quarter. The 100%
“catch-up”
provision for
pre-Incentive
Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive
Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up
is achieved. Once the “hurdle rate” is reached and
catch-up
is achieved, 17.5% of any
pre-Incentive
Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser.

Pre-Incentive
Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee).
Pre-Incentive
Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with pay-in-kind
interest and zero coupon securities), accrued income that we may not have received in cash.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses.

(ii)
The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is 17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there were no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains.

For purposes of determining whether
pre-Incentive
Fee net investment income exceeds the hurdle rate,
pre-Incentive
Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive
Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments).
Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future.
See Note 3 to our consolidated financial statements in our 1Q 2023 Quarterly Report and “Agreements and Related Party Transactions— Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 1Q 2023 Quarterly Report.
From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Incentive Fees” in Part II, Item 2 of our 1Q 2023 Quarterly Report. The above estimates do not reflect or assume any such waivers.

(7)
Interest payments on borrowed funds is based on our interest expense for the three months ended March 31, 2023 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2024 Notes and 2026 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.

(8)
Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Agreements and Related Party Transactions— Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 1Q 2023 Quarterly Report and Note 3 to our consolidated financial statements in our 1Q 2023 Annual Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended March 31, 2023.

Management Fees [Percent]	3.17%	[4],[5]
Interest Expenses on Borrowings [Percent]	7.99%	[5],[6]
Incentive Fees [Percent]	2.80%	[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.99%	[5],[8]
Total Annual Expenses [Percent]	14.94%	[5]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above. The Incentive Fee payable in the example below assumes that the Incentive Fee is 17.5% for all relevant periods. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return from realized capital gains	$88	$253	$407	$742

Expense Example, Year 01	$ 88
Expense Example, Years 1 to 3	253
Expense Example, Years 1 to 5	407
Expense Example, Years 1 to 10	$ 742
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly in the twelve months after the date of this prospectus supplement, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The following table should not be considered a representation of our future expenses, which may be greater or less than shown. The offering expenses shown assume that we issue 4,500,000 shares of common stock in the offering at the May 9, 2023 closing price of $18.19 and that the underwriters do not exercise their option to purchase any additional shares. Future expenses will depend on many factors, including our use of leverage, which may vary periodically depending on market conditions, our portfolio composition and our Adviser’s assessment of risks and returns. However, our total borrowings are limited under the 1940 Act so that we may not incur any additional leverage if doing so would cause our asset coverage ratio to fall below 150%, as defined in the 1940 Act. Except where the context suggests otherwise, whenever this prospectus supplement or the accompanying prospectus contains a reference to fees or expenses paid by “us,” the “Company” or “Sixth Street Specialty Lending, Inc.”
or
	says that “we” will pay fees or expenses, stockholders will indirectly bear these fees or expenses as investors in Sixth Street Specialty Lending, Inc.
Basis of Transaction Fees, Note [Text Block]	as a percentage of the May 9, 2023 closing price of $18.19
Other Expenses, Note [Text Block]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Agreements and Related Party Transactions— Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 1Q 2023 Quarterly Report and Note 3 to our consolidated financial statements in our 1Q 2023 Annual Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended March 31, 2023.
Management Fee not based on Net Assets, Note [Text Block]
(5)
The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement (as defined in the accompanying prospectus). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2022 Annual Report and in Note 3 to our consolidated financial statements in our 2022 Annual Report and 1Q 2023 Quarterly Report.

The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the three months ended March 31, 2023 bears to our net assets attributable to common stock (rather than our gross assets).
From time to time, our Adviser voluntarily has waived certain Management Fees. See “
Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Management Fees
” in Part II, Item 2 of our 1Q 2023 Quarterly Report. The above estimates are based on our actual Management Fees for the three months ended March 31, 2023. For the three months ended March 31, 2023, Management Fees of $0.3 million were waived consisting solely of Management Fees pursuant to the Leverage Waiver.
The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee in
	excess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters. The Adviser waived Management Fees of $0.3 million for the three months ended March 31, 2023 pursuant to the Leverage Waiver. The Adviser did not waive Management Fees for the three months ended March 31, 2022.
Acquired Fund Fees and Expenses, Note [Text Block]	Interest payments on borrowed funds is based on our interest expense for the three months ended March 31, 2023 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2024 Notes and 2026 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.
Acquired Fund Incentive Allocation, Note [Text Block]
(6)
We may have capital gains and interest income that could result in the payment of an Incentive Fee to the Adviser in the twelve months after the date of this prospectus supplement. The Incentive Fee payable in the example below is based upon our actual results for the three months ended March 31, 2023 and assumes that the Incentive Fee is 17.5% for all relevant periods. However, the Incentive Fee payable to the Adviser is based on our performance and will not be paid unless we achieve certain goals.

The Incentive Fee consists of two parts, as follows:

(i)
The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive
Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive
Fee net investment income for that quarter and, for
pre-Incentive
Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive
Fee net investment income for that quarter. The 100%
“catch-up”
provision for
pre-Incentive
Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive
Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up
is achieved. Once the “hurdle rate” is reached and
catch-up
is achieved, 17.5% of any
pre-Incentive
Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser.

Pre-Incentive
Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee).
Pre-Incentive
Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with pay-in-kind
interest and zero coupon securities), accrued income that we may not have received in cash.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses.

(ii)
The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is 17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there were no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains.

For purposes of determining whether
pre-Incentive
Fee net investment income exceeds the hurdle rate,
pre-Incentive
Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter.
Pre-Incentive
Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive
Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments).
Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future.
See Note 3 to our consolidated financial statements in our 1Q 2023 Quarterly Report and “Agreements and Related Party Transactions— Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 1Q 2023 Quarterly Report.
From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Incentive Fees” in Part II, Item 2 of our 1Q 2023 Quarterly Report. The above estimates do not reflect or assume any such waivers.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. You should carefully consider the risks described in Part I, Item 1A, “Risk Factors,” in our 2022 Annual Report and those set out in the accompanying prospectus before making a decision about investing in our securities. The risks and uncertainties described in Part I, Item 1A, “Risk Factors,” in our 2022 Annual Report and our 1Q 2023 Quarterly Report and discussed in the accompanying prospectus are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also materially and adversely affect our business, financial condition and results of operations. In such case, our net asset value and the trading price of our securities could decline, and you may lose all or part of your investment.
Risks Related to Our Common Stock and This Offering
There is a risk that investors in our common stock may not receive dividends or that our dividends may not grow over time.
We intend to continue paying dividends on a quarterly basis to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash dividends or year-to-year
increases in cash dividends. Our ability to pay dividends might be adversely affected by the impact of one or more of the risk factors described in this prospectus supplement. Due to the asset coverage test applicable to us under the 1940 Act as a BDC or restrictions under our credit facilities, we may be limited in our ability to pay dividends. Although a portion of our expected earnings and dividend distributions will be attributable to net interest income, we do not expect to generate capital gains from the sale of our portfolio investments on a level or uniform basis from quarter to quarter. This may result in substantial fluctuations in our quarterly dividend payments.
In some cases where we receive certain upfront fees in connection with loans we originate, we treat the loan as having OID under applicable accounting and tax regulations, even though we have received the corresponding cash. In other cases, however, we may recognize income before or without receiving the corresponding cash, including in connection with the accretion of OID. For other risks associated with debt obligations treated as having OID, see “
Risk Factors—Risks Related to Our Portfolio Company Investments—There are certain risks associated with holding debt obligations that have original issue discount or payment-in-kind
interest
” in Part I, Item 1A of our 2022 Annual Report.
Therefore, we may be required to make a distribution to our stockholders in order to satisfy the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code, even though we may not have received the corresponding cash amount. Accordingly, we may have to sell investments at times we would not otherwise consider advantageous, raise additional debt or equity capital or reduce new investment originations to meet these distribution requirements for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify as a RIC and thereby be subject to corporate-level income tax.
To the extent that the amounts distributed by us exceed our current and accumulated earnings and profits, these excess distributions will be treated first as a return of capital to the extent of a stockholder’s tax basis in his or her shares and then as capital gain. Reducing a stockholder’s tax basis will have the effect of increasing his or her gain (or reducing loss) on a subsequent sale of shares.
The part of the Incentive Fee payable by us that relates to our net investment income is computed and paid on income that may include interest that has been accrued but not yet received in cash. If a portfolio company defaults on a loan, it is possible that accrued interest previously used in the calculation of the Incentive Fee will become uncollectible. Consequently, while we may make Incentive Fee payments on income accruals that we may not collect in the future and with respect to which we do not have a clawback right against our Adviser, the amount of accrued income written off in any period will reduce the income in the period in which the write-off
is taken and thereby reduce that period’s Incentive Fee payment, if any.
In addition, the middle-market companies in which we intend to invest may be more susceptible to economic downturns than larger operating companies, and therefore may be more likely to default on their payment obligations to us during recessionary periods. Any such defaults could substantially reduce our net investment income available for distribution in the form of dividends to our stockholders.
Investing in our securities may involve a high degree of risk.
The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our securities may not be suitable for someone with lower risk tolerance.
The market price of our common stock may fluctuate significantly.
The market price and liquidity of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•	significant volatility in the market price and trading volume of securities of BDCs or other companies in our sector, which is not necessarily related to the operating performance of these companies;

•	changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•
the exclusion of BDC common stock from certain market indices, which could reduce the ability of certain investment funds to own our common stock and put short term selling pressure on our common stock;

•	loss of RIC or BDC status;

•	changes or perceived changes in earnings or variations in operating results;

•	changes in our portfolio of investments;

•	changes or perceived changes in the value of our portfolio of investments;

•	changes in accounting guidelines governing valuation of our investments;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	any downgrades to our credit rating or placement on a negative watch status by a credit rating agency;

•	departure of the Adviser’s or any of its affiliates’ key personnel;

•	operating performance of companies comparable to us;

•	short-selling pressure with respect to shares of our common stock or BDCs generally;

•	future sales of our securities convertible into or exchangeable or exercisable for our common stock or the conversion of such securities;

•	uncertainty surrounding the strength of the U.S. economy;

•	concerns regarding European sovereign debt and Brexit;

•	concerns regarding volatility in the Chinese stock market and Chinese currency;

•	concerns regarding U.S. and global tariffs and trade policy;

•	the impact of the large-scale invasion of Ukraine by Russia that began in February 2022, related sanctions and other potential retaliatory actions or responses;

•	fluctuations in base interest rates, such as LIBOR, SOFR, EURIBOR, SONIA, the Federal Funds Rate or the Prime Rate;

•	the impact of public health epidemics on the global economy, such as the COVID-19 pandemic and its worldwide impact;

•	general economic trends and other external factors; and

•	loss of a major funding source.
In the past, following periods of volatility in the market price of a company’s securities, securities class action litigation has often been brought against that company. If our stock price fluctuates significantly, we may be the target of securities litigation in the future. Securities litigation could result in substantial costs and divert management’s attention and resources from our business.
We cannot assure you that the market price of shares of our common stock will not decline.
Shares of
closed-end
investment companies, including BDCs, frequently trade at a discount from their net asset value and our stock may also be discounted in the market. This characteristic of closed-end
investment companies is separate and distinct from the risk that our net asset value per share of common stock may decline. In the past, shares of BDCs, including at times shares of our common stock, have traded at prices per share below net asset value per share. We cannot predict whether our common stock will trade at a price per share above, at or below net asset value per share. In addition, if our common stock trades below its net asset value per share, we will generally not be able to sell additional shares of our common stock to the public at its market price without first obtaining the approval of a majority of our stockholders (including a majority of our unaffiliated stockholders) and our Independent Directors for such issuance. See
“Risk Factors—Risks Related to Our Business and Structure—Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital”
in Part I, Item 1A of our 2022 Annual Report.
Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
Sales of substantial amounts of our common stock, the availability of such common stock for sale or the perception that such sales could occur could adversely affect the prevailing market prices for our common stock. If this occurs, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities or the availability of securities for future sales will have on the market price of our common stock prevailing from time to time.
Our stockholders will experience dilution in their ownership percentage if they opt out of our dividend reinvestment plan.
We have adopted a dividend reinvestment plan, pursuant to which we will reinvest all cash dividends and distributions declared by the Board on behalf of investors who do not elect to receive their dividends in cash. As a result, if the Board authorizes, and we declare, a cash dividend or other distribution, then our stockholders who have not opted out of our dividend reinvestment plan will have their cash distributions automatically reinvested in additional common stock, rather than receiving the cash dividend or other distribution. See
“ITEM 1. BUSINESS—Dividend Policy
” and “
ITEM 1. BUSINESS—Dividend Reinvestment Plan
” of our 2022 Annual Report for a description of our dividend policy and obligations.
In addition, the number of shares issued pursuant to the dividend reinvestment plan will be determined based on the market price of shares of our common stock, except in circumstances where the market price exceeds our most recently computed net asset value per share, in which case we will issue shares at the greater of (i) the most recently computed net asset value per share and (ii) 95% of the current market price per share or such lesser discount to the current market price per share that still exceeds the most recently computed net asset value per share. Accordingly, participants in the dividend reinvestment plan may receive a greater number of shares of our common stock than the number of shares associated with the market price of our common stock, resulting in dilution for other stockholders. Stockholders that opt out of our dividend reinvestment plan will experience dilution in their ownership percentage of our common stock over time.
Purchases of our common stock by us under the Company
10b5-1
Plan may result in the price of our common stock being higher than the price that otherwise might exist in the open market.
We have entered into an agreement with Goldman Sachs & Co. LLC, which we refer to as the Company
10b5-1 Plan,
in accordance with
Rules 10b5-1
and
10b-18
under the Exchange Act, under which Goldman Sachs & Co. LLC, as agent for us, may buy up to $50 million of our common stock in the aggregate during the period ending on the earlier of the date on which all the capital committed to the plan has been exhausted or May 31, 2023.
Whether purchases will be made under the Company
10b5-1
Plan and how much will be purchased at any time is uncertain, dependent on prevailing market prices and trading volumes, all of which we cannot predict. These activities may have the effect of maintaining the market price of our common stock or retarding a decline in the market price of the common stock, and, as a result, the price of our common stock may be higher than the price that otherwise might exist in the open market.
Purchases of our common stock by us under the Company
10b5-1
Plan may result in dilution to our net asset value per share.
On August 4, 2015, the Board authorized us to acquire up to $50 million in aggregate of our common stock from time to time over an initial six month period, and has continued to authorize the refreshment of the $50 million amount authorized under and extension of the stock repurchase program prior to its expiration since that time, most recently as of November 1, 2022. Under the Company
10b5-1
Plan, the agent will increase the volume of purchases made as the price of our common stock declines, subject to volume restrictions.
Dilution to our net asset value per share will occur if we purchase shares of our common stock at a price above the net asset value per share, as it would cause a proportionately smaller increase in our stockholders’ interest in our earnings and assets and their voting interest in us than the decrease in our assets resulting from such repurchase.
As a result of any such dilution, our market price per share may decline. The actual dilutive effect will depend on the number of shares of common stock that could be so repurchased, the price and the timing of any repurchases under the Company
10b5-1
Plan.

Risks Related to Our Common Stock and This Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Common Stock and This Offering
There is a risk that investors in our common stock may not receive dividends or that our dividends may not grow over time.
We intend to continue paying dividends on a quarterly basis to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash dividends or year-to-year
increases in cash dividends. Our ability to pay dividends might be adversely affected by the impact of one or more of the risk factors described in this prospectus supplement. Due to the asset coverage test applicable to us under the 1940 Act as a BDC or restrictions under our credit facilities, we may be limited in our ability to pay dividends. Although a portion of our expected earnings and dividend distributions will be attributable to net interest income, we do not expect to generate capital gains from the sale of our portfolio investments on a level or uniform basis from quarter to quarter. This may result in substantial fluctuations in our quarterly dividend payments.
In some cases where we receive certain upfront fees in connection with loans we originate, we treat the loan as having OID under applicable accounting and tax regulations, even though we have received the corresponding cash. In other cases, however, we may recognize income before or without receiving the corresponding cash, including in connection with the accretion of OID. For other risks associated with debt obligations treated as having OID, see “
Risk Factors—Risks Related to Our Portfolio Company Investments—There are certain risks associated with holding debt obligations that have original issue discount or payment-in-kind
interest
” in Part I, Item 1A of our 2022 Annual Report.
Therefore, we may be required to make a distribution to our stockholders in order to satisfy the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code, even though we may not have received the corresponding cash amount. Accordingly, we may have to sell investments at times we would not otherwise consider advantageous, raise additional debt or equity capital or reduce new investment originations to meet these distribution requirements for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify as a RIC and thereby be subject to corporate-level income tax.
To the extent that the amounts distributed by us exceed our current and accumulated earnings and profits, these excess distributions will be treated first as a return of capital to the extent of a stockholder’s tax basis in his or her shares and then as capital gain. Reducing a stockholder’s tax basis will have the effect of increasing his or her gain (or reducing loss) on a subsequent sale of shares.
The part of the Incentive Fee payable by us that relates to our net investment income is computed and paid on income that may include interest that has been accrued but not yet received in cash. If a portfolio company defaults on a loan, it is possible that accrued interest previously used in the calculation of the Incentive Fee will become uncollectible. Consequently, while we may make Incentive Fee payments on income accruals that we may not collect in the future and with respect to which we do not have a clawback right against our Adviser, the amount of accrued income written off in any period will reduce the income in the period in which the write-off
is taken and thereby reduce that period’s Incentive Fee payment, if any.
In addition, the middle-market companies in which we intend to invest may be more susceptible to economic downturns than larger operating companies, and therefore may be more likely to default on their payment obligations to us during recessionary periods. Any such defaults could substantially reduce our net investment income available for distribution in the form of dividends to our stockholders.
Investing in our securities may involve a high degree of risk.
The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our securities may not be suitable for someone with lower risk tolerance.
The market price of our common stock may fluctuate significantly.
The market price and liquidity of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•	significant volatility in the market price and trading volume of securities of BDCs or other companies in our sector, which is not necessarily related to the operating performance of these companies;

•	changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•
the exclusion of BDC common stock from certain market indices, which could reduce the ability of certain investment funds to own our common stock and put short term selling pressure on our common stock;

•	loss of RIC or BDC status;

•	changes or perceived changes in earnings or variations in operating results;

•	changes in our portfolio of investments;

•	changes or perceived changes in the value of our portfolio of investments;

•	changes in accounting guidelines governing valuation of our investments;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	any downgrades to our credit rating or placement on a negative watch status by a credit rating agency;

•	departure of the Adviser’s or any of its affiliates’ key personnel;

•	operating performance of companies comparable to us;

•	short-selling pressure with respect to shares of our common stock or BDCs generally;

•	future sales of our securities convertible into or exchangeable or exercisable for our common stock or the conversion of such securities;

•	uncertainty surrounding the strength of the U.S. economy;

•	concerns regarding European sovereign debt and Brexit;

•	concerns regarding volatility in the Chinese stock market and Chinese currency;

•	concerns regarding U.S. and global tariffs and trade policy;

•	the impact of the large-scale invasion of Ukraine by Russia that began in February 2022, related sanctions and other potential retaliatory actions or responses;

•	fluctuations in base interest rates, such as LIBOR, SOFR, EURIBOR, SONIA, the Federal Funds Rate or the Prime Rate;

•	the impact of public health epidemics on the global economy, such as the COVID-19 pandemic and its worldwide impact;

•	general economic trends and other external factors; and

•	loss of a major funding source.
In the past, following periods of volatility in the market price of a company’s securities, securities class action litigation has often been brought against that company. If our stock price fluctuates significantly, we may be the target of securities litigation in the future. Securities litigation could result in substantial costs and divert management’s attention and resources from our business.
We cannot assure you that the market price of shares of our common stock will not decline.
Shares of
closed-end
investment companies, including BDCs, frequently trade at a discount from their net asset value and our stock may also be discounted in the market. This characteristic of closed-end
investment companies is separate and distinct from the risk that our net asset value per share of common stock may decline. In the past, shares of BDCs, including at times shares of our common stock, have traded at prices per share below net asset value per share. We cannot predict whether our common stock will trade at a price per share above, at or below net asset value per share. In addition, if our common stock trades below its net asset value per share, we will generally not be able to sell additional shares of our common stock to the public at its market price without first obtaining the approval of a majority of our stockholders (including a majority of our unaffiliated stockholders) and our Independent Directors for such issuance. See
“Risk Factors—Risks Related to Our Business and Structure—Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital”
in Part I, Item 1A of our 2022 Annual Report.
Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.
Sales of substantial amounts of our common stock, the availability of such common stock for sale or the perception that such sales could occur could adversely affect the prevailing market prices for our common stock. If this occurs, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so. We cannot predict what effect, if any, future sales of securities or the availability of securities for future sales will have on the market price of our common stock prevailing from time to time.
Our stockholders will experience dilution in their ownership percentage if they opt out of our dividend reinvestment plan.
We have adopted a dividend reinvestment plan, pursuant to which we will reinvest all cash dividends and distributions declared by the Board on behalf of investors who do not elect to receive their dividends in cash. As a result, if the Board authorizes, and we declare, a cash dividend or other distribution, then our stockholders who have not opted out of our dividend reinvestment plan will have their cash distributions automatically reinvested in additional common stock, rather than receiving the cash dividend or other distribution. See
“ITEM 1. BUSINESS—Dividend Policy
” and “
ITEM 1. BUSINESS—Dividend Reinvestment Plan
” of our 2022 Annual Report for a description of our dividend policy and obligations.
In addition, the number of shares issued pursuant to the dividend reinvestment plan will be determined based on the market price of shares of our common stock, except in circumstances where the market price exceeds our most recently computed net asset value per share, in which case we will issue shares at the greater of (i) the most recently computed net asset value per share and (ii) 95% of the current market price per share or such lesser discount to the current market price per share that still exceeds the most recently computed net asset value per share. Accordingly, participants in the dividend reinvestment plan may receive a greater number of shares of our common stock than the number of shares associated with the market price of our common stock, resulting in dilution for other stockholders. Stockholders that opt out of our dividend reinvestment plan will experience dilution in their ownership percentage of our common stock over time.
Purchases of our common stock by us under the Company
10b5-1
Plan may result in the price of our common stock being higher than the price that otherwise might exist in the open market.
We have entered into an agreement with Goldman Sachs & Co. LLC, which we refer to as the Company
10b5-1 Plan,
in accordance with
Rules 10b5-1
and
10b-18
under the Exchange Act, under which Goldman Sachs & Co. LLC, as agent for us, may buy up to $50 million of our common stock in the aggregate during the period ending on the earlier of the date on which all the capital committed to the plan has been exhausted or May 31, 2023.
Whether purchases will be made under the Company
10b5-1
Plan and how much will be purchased at any time is uncertain, dependent on prevailing market prices and trading volumes, all of which we cannot predict. These activities may have the effect of maintaining the market price of our common stock or retarding a decline in the market price of the common stock, and, as a result, the price of our common stock may be higher than the price that otherwise might exist in the open market.
Purchases of our common stock by us under the Company
10b5-1
Plan may result in dilution to our net asset value per share.
On August 4, 2015, the Board authorized us to acquire up to $50 million in aggregate of our common stock from time to time over an initial six month period, and has continued to authorize the refreshment of the $50 million amount authorized under and extension of the stock repurchase program prior to its expiration since that time, most recently as of November 1, 2022. Under the Company
10b5-1
Plan, the agent will increase the volume of purchases made as the price of our common stock declines, subject to volume restrictions.
Dilution to our net asset value per share will occur if we purchase shares of our common stock at a price above the net asset value per share, as it would cause a proportionately smaller increase in our stockholders’ interest in our earnings and assets and their voting interest in us than the decrease in our assets resulting from such repurchase.
As a result of any such dilution, our market price per share may decline. The actual dilutive effect will depend on the number of shares of common stock that could be so repurchased, the price and the timing of any repurchases under the Company
10b5-1
Plan.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	81,751,865

[1]	The sales load (underwriting discount or commission) with respect to the shares of common stock sold in this offering, which is a one-time
fee paid to the underwriters, is the only sales load paid in connection with this offering.
[2]	The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. The plan administrator’s fees will be paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan, except that if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a brokerage commission from the proceeds. For additional information, see “Dividend Reinvestment Plan,” in the accompanying prospectus.
[3]	Amount reflects estimated offering expenses of approximately $0.5 million.
[4]	The Management Fee is 1.5% of the average value of our gross assets (including cash and cash equivalents and assets purchased with borrowed amounts) using the values at the end of the two most recently completed calendar quarters, adjusted for any share issuances or repurchases during the period. We may from time to time decide it is appropriate to change the terms of our Investment Advisory Agreement (as defined in the accompanying prospectus). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. See “Management Agreements” in Part I, Item 1 of our 2022 Annual Report and in Note 3 to our consolidated financial statements in our 2022 Annual Report and 1Q 2023 Quarterly Report. The Management Fee reflected in the table is calculated by determining the ratio that the Management Fee for the three months ended March 31, 2023 bears to our net assets attributable to common stock (rather than our gross assets). From time to time, our Adviser voluntarily has waived certain Management Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Management Fees” in Part II, Item 2 of our 1Q 2023 Quarterly Report. The above estimates are based on our actual Management Fees for the three months ended March 31, 2023. For the three months ended March 31, 2023, Management Fees of $0.3 million were waived consisting solely of Management Fees pursuant to the Leverage Waiver. The Adviser intends to waive a portion of the Management Fee payable under the Investment Advisory Agreement by reducing the Management Fee on assets financed using leverage over 200% asset coverage (in other words, over 1.0x debt to equity) (the “Leverage Waiver”). Pursuant to the Leverage Waiver, the Adviser intends to waive the portion of the Management Fee inexcess of an annual rate of 1.0% (0.250% per quarter) on the average value of the Company’s gross assets as of the end of the two most recently completed calendar quarters that exceeds the product of (i) 200% and (ii) the average value of our net asset value at the end of the two most recently completed calendar quarters. The Adviser waived Management Fees of $0.3 million for the three months ended March 31, 2023 pursuant to the Leverage Waiver. The Adviser did not waive Management Fees for the three months ended March 31, 2022.
[5]	The net assets attributable to common stock used to calculate the percentages in this table reflect our net assets of $1,356.0 million as of March 31, 2023.
[6]	Interest payments on borrowed funds is based on our interest expense for the three months ended March 31, 2023 under our credit facilities excluding fees (such as fees on undrawn amounts and amortization of upfront fees) and including the swap-adjusted interest expense related to our 2024 Notes and 2026 Notes. This item is based on the assumption that our borrowings and interest costs after an offering will remain similar to those prior to such offering. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. On October 8, 2018, our stockholders approved the application of the minimum asset coverage ratio of 150% to us, as set forth in Section 61(a)(2) of the 1940 Act, as amended by the SBCAA. Our stockholders indirectly bear the costs of borrowings under any debt instruments we may enter into.
[7]	We may have capital gains and interest income that could result in the payment of an Incentive Fee to the Adviser in the twelve months after the date of this prospectus supplement. The Incentive Fee payable in the example below is based upon our actual results for the three months ended March 31, 2023 and assumes that the Incentive Fee is 17.5% for all relevant periods. However, the Incentive Fee payable to the Adviser is based on our performance and will not be paid unless we achieve certain goals. The Incentive Fee consists of two parts, as follows: (i) The first component, payable at the end of each quarter in arrears, equals 100% of the pre-Incentive Fee net investment income in excess of a 1.5% quarterly “hurdle rate,” the calculation of which is further explained below, until the Adviser has received 17.5% of the total pre-Incentive Fee net investment income for that quarter and, for pre-Incentive Fee net investment income in excess of 1.82% quarterly, 17.5% of all remaining pre-Incentive Fee net investment income for that quarter. The 100% “catch-up” provision for pre-Incentive Fee net investment income in excess of the 1.5% “hurdle rate” is intended to provide the Adviser with an Incentive Fee of 17.5% on all pre-Incentive Fee net investment income when that amount equals 1.82% in a quarter (7.28% annualized), which is the rate at which catch-up is achieved. Once the “hurdle rate” is reached and catch-up is achieved, 17.5% of any pre-Incentive Fee net investment income in excess of 1.82% in any quarter is payable to the Adviser. Pre-Incentive Fee net investment income means dividends, interest and fee income accrued by us during the calendar quarter, minus our operating expenses for the quarter (including the Management Fee, expenses payable under the Administration Agreement to the Administrator, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the Incentive Fee). Pre-Incentive Fee net investment income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with pay-in-kind interest and zero coupon securities), accrued income that we may not have received in cash. Pre-Incentive Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. (ii) The second component, payable at the end of each fiscal year in arrears, equaled 15% through March 31, 2014 and, beginning April 1, 2014, equals a weighted percentage of cumulative realized capital gains from the Company’s inception to the end of that fiscal year, less cumulative realized capital losses and unrealized capital losses. This component of the Incentive Fee is referred to as the Capital Gains Fee. Each year, the fee paid for this component of the Incentive Fee is net of the aggregate amount of any previously paid Capital Gains Fee for prior periods. For capital gains that accrue following March 31, 2014, the Incentive Fee rate is 17.5%. The Company accrues, but does not pay, a capital gains Incentive Fee with respect to unrealized capital gains because a capital gains Incentive Fee would be owed to the Adviser if the Company were to sell the relevant investment and realize a capital gain. The weighted percentage is intended to ensure that for each fiscal year following the completion of the IPO, the portion of the Company’s realized capital gains that accrued prior to March 31, 2014, is subject to an Incentive Fee rate of 15% and the portion of the Company’s realized capital gains that accrued beginning April 1, 2014 is subject to an Incentive Fee rate of 17.5%. As of March 31, 2020, there were no remaining investments that were made prior to April 1, 2014, and as a result, the Incentive Fee rate of 17.5% is applicable to any future realized capital gains. For purposes of determining whether pre-Incentive Fee net investment income exceeds the hurdle rate, pre-Incentive Fee net investment income is expressed as a rate of return on the value of our net assets at the end of the immediately preceding calendar quarter. Pre-Incentive Fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital gains or losses. Because of the structure of the Incentive Fee, it is possible that we may pay an Incentive Fee in a quarter in which we incur a loss. For example, if we receive pre-Incentive Fee net investment income in excess of the quarterly minimum hurdle rate, we will pay the applicable Incentive Fee even if we have incurred a loss in that quarter due to realized and unrealized capital losses. In addition, because the quarterly minimum hurdle rate is calculated based on our net assets, decreases in our net assets due to realized or unrealized capital losses in any given quarter may increase the likelihood that the hurdle rate is reached and therefore the likelihood of us paying an Incentive Fee for that quarter. Our net investment income used to calculate this component of the Incentive Fee is also included in the amount of our gross assets used to calculate the Management Fee because gross assets are total assets (including cash received) before deducting liabilities (such as declared dividend payments). Section 205(b)(3) of the Advisers Act, as amended, prohibits the Adviser from receiving the payment of fees on unrealized gains until those gains are realized, if ever. There can be no assurance that such unrealized gains will be realized in the future. See Note 3 to our consolidated financial statements in our 1Q 2023 Quarterly Report and “Agreements and Related Party Transactions— Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 1Q 2023 Quarterly Report. From time to time, our Adviser has voluntarily waived certain Incentive Fees. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Results of Operations—Incentive Fees” in Part II, Item 2 of our 1Q 2023 Quarterly Report. The above estimates do not reflect or assume any such waivers.
[8]	Includes our overhead expenses, such as payments under the Administration Agreement for certain expenses incurred by the Adviser, and excise taxes. See “Agreements and Related Party Transactions— Administration Agreement; Investment Advisory Agreement;” in Part I, Item 1 of our 1Q 2023 Quarterly Report and Note 3 to our consolidated financial statements in our 1Q 2023 Annual Report. The expenses in this table are based on our actual other expenses and excise taxes for the year ended March 31, 2023.